Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Summary of Accumulated Other Comprehensive Income (Loss)
Changes in AOCL, net of tax, by component

Dollars in millions	Accumulated foreign currency translation adjustments	Accumulated pension liability adjustments	Changes in fair value of derivatives	Total
Balance at December 31, 2018	$(304)	$(592)	$(14)	$(910)
Other comprehensive income adjustments before reclassifications	(3)	(76)	(11)	(90)
Amounts reclassified from AOCL	(8)	14	7	13
Net other comprehensive income (loss)	(11)	(62)	(4)	(77)
Balance at December 31, 2019	$(315)	$(654)	$(18)	$(987)
Other comprehensive income adjustments before reclassifications	36	(130)	(21)	(115)
Amounts reclassified from AOCL	(12)	20	11	19
Net other comprehensive income (loss)	24	(110)	(10)	(96)
Balance at December 31, 2020	$(291)	$(764)	$(28)	$(1,083)

Reclassification out of Accumulated Other Comprehensive Income
Reclassifications out of AOCL, net of tax, by component

Dollars in millions	December 31, 2020	December 31, 2019	Affected line item on the Consolidated Statements of Operations
Accumulated foreign currency adjustments
Reclassification of foreign currency adjustments	$12	$8	Net income attributable to noncontrolling interests and Gain on disposition of assets and investments
Tax benefit	—	—	Provision for income taxes
Net accumulated foreign currency	$12	$8

Accumulated pension liability adjustments
Amortization of actuarial loss (a)	$(24)	$(17)	See (a) below
Tax benefit	4	3	Provision for income taxes
Net pension and post-retirement benefits	$(20)	$(14)	Net of tax

Changes in fair value for derivatives
Foreign currency hedge and interest rate swap settlements	$(13)	$(8)	Other non-operating income
Tax benefit	2	1	Provision for income taxes
Net changes in fair value of derivatives	$(11)	$(7)	Net of tax

(a)This item is included in the computation of net periodic pension cost. See Note 11 to our consolidated financial statements for further discussion.

Shares of Common Stock	Shares of common stock

Shares in millions	Shares
Balance at December 31, 2018	177.4
Common stock issued	0.9
Balance at December 31, 2019	178.3
Common stock issued	0.8
Balance at December 31, 2020	179.1

Shares of Treasury Stock
Shares of treasury stock

Shares and dollars in millions	Shares	Amount
Balance at December 31, 2018	36.5	$817
Treasury stock acquired, net of ESPP shares issued	—	—
Balance at December 31, 2019	36.5	817
Treasury stock acquired, net of ESPP shares issued	1.8	47
Balance at December 31, 2020	38.3	$864
The table below presents information on our annual share repurchases activity under these programs:

	Year ending December 31, 2020
	Number of Shares	Average Price per Share	Dollars in Millions
Repurchases under the $350 million authorized share repurchase program	1,823,434	$25.70	$47
Withheld to cover shares	168,671	25.65	4
Total	1,992,105	$25.70	$51

	Year ending December 31, 2019
	Number of Shares	Average Price per Share	Dollars in Millions
Repurchases under the $350 million authorized share repurchase program	—	$—	$—
Withheld to cover shares	194,124	20.59	4
Total	194,124	$20.59	$4